Risk Management and Financial Instruments	3 Months Ended
Mar. 31, 2026
Risk Management and Financial Instruments [Abstract]
Risk management and financial instruments

27 Risk management and financial instruments

Financial instruments are recognized in the consolidated financial statements as follows:

	Notes	March 31, 2026	December 31, 2025
Assets
Fair value through profit or loss (1)
Financial / Overnight investments	3	1,577,850	1,887,853
National treasury bills	3	154,015	123,204
Derivative assets		142,463	155,441
Fair Value through Other Comprehensive Income
Investment in financial assets at fair value	3	26,973	49,908
Derivative assets		2,234	161
Amortized cost (2)
Cash at banks	3	1,624,299	2,557,740
CME Margin investments	3	70,466	105,993
Trade accounts receivable	4	3,877,391	4,231,924
Dividends Receivable		2,550	1,465
Related party receivables	8	31,398	41,231
Financial investments	3	49,224	45,780
Total		7,558,863	9,200,700
Liabilities
Amortized cost (2)
Loans and financing	16	(21,364,974)	(21,090,568)
Trade accounts payable and supply chain finance	15	(6,609,845)	(7,332,559)
Debt with related party	8	(176,220)	(190,998)
Lease	12.2	(1,782,154)	(1,767,285)
Dividends Payable		(1,071,287)	—
Fair value through profit or loss
Derivative liabilities		(209,648)	(267,214)
Fair value through Other Comprehensive Income
Derivative liabilities		(4,377)	(3,567)
Total		(31,218,505)	(30,652,191)

(1)	CDBs are updated at the effective rate but have a short-term and negotiated with financial institutions, and their recognition is similar to fair value; (ii) national treasury bill is recognized according to market value.
(2)	Loans and receivables are classified as amortized cost; the accounts receivable are short-term and net from expected losses.

Fair value of assets and liabilities: The Group determines fair value measurements in accordance with the hierarchical levels that reflect the significance of the inputs used in the measurement, with the exception of those maturing at short term, equity instruments without an active market and contracts with discretionary characteristics that the fair value can not be measured reliably, according to the following levels:

Level 1 - Quoted prices in active markets (unadjusted) for identical assets or liabilities;

Level 2 - Inputs other than Level 1, in which prices are quoted for similar assets and liabilities, either directly by obtaining prices in active markets or indirectly through valuation techniques that use data from active markets.

	March 31, 2026			December 31, 2025
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Financial investments/Overnight investments	—	1,577,850	1,577,850	—	1,887,853	1,887,853
National treasury bills	154,015	—	154,015	123,204	—	123,204
Derivative assets	—	144,697	144,697	—	155,602	155,602
Investment in financial assets at fair value	26,973	—	26,973	49,908	—	49,908

Financial liabilities
Derivative liabilities	—	214,025	214,025	—	270,781	270,781

Fair value of assets and liabilities carried at amortized cost: The fair value of the Notes under Rule 144-A and Regulation S, are estimated using the closing sale price of these securities informed by a financial newswire on March 31, 2026 and December 31, 2025, considering there is an active market for these financial instruments. The book value of the remaining fixed-rate loans approximates fair value since the interest rate market, the Group’s credit quality, and other market factors have not significantly changed since entering into the loans. The book value of variable-rate loans and financings approximates fair value given the interest rates adjusted for changes in market conditions and the quality of the Group’s credit rating has not substantially changed. For all other financial assets and liabilities, book value approximates fair value due to the short duration of the instruments. The following details the estimated fair value of loans and financings:

	March, 2026			December 31, 2025
Descrição	Principal	Price (% of the Principal)	Fair value	Principal	Price (% of the Principal)	Fair value
Notes 2.50% JBS Lux 2027	105,951	98.25%	104,097	105,951	98.06%	103,892
Notes 3.00% JBS Lux 2029	599,957	95.58%	573,409	599,957	96.35%	578,071
Notes 3.75% JBS Lux 2031	493,000	92.95%	458,234	493,000	95.08%	468,720
Notes 3.00% JBS Lux 2032	1,000,000	88.27	882,680	1,000,000	89.95%	899,470
Notes 3.63% JBS Fin 2032	968,780	91.84%	889,766	968,780	93.80%	908,754
Notes 5.75% JBS Lux 2033	1,661,675	102.55%	1,704,114	1,661,675	104.55%	1,737,298
Notes 6.75% JBS Lux 2034	1,507,046	108.36%	1,632,990	1,507,046	110.61%	1,666,974
Notes 4.38% JBS Lux 2052	900,000	75.55%	679,959	900,000	77.73%	699,579
Notes 6.50% JBS Lux 2052	1,548,000	100.65%	1,558,139	1,548,000	103.12%	1,596,236
Notes 7.25% JBS Lux 2053	900,000	109.37%	984,357	900,000	111.95%	1,007,559
Notes 4.25% PPC 2031	796,158	95.09%	757,067	796,158	97.40%	775,458
Notes 3.50% PPC 2032	899,600	90.05%	810,108	899,600	92.44%	831,572
Notes 6.25% PPC 2033	922,521	103.57%	955,446	922,521	107.19%	988,878
Notes 6.87% PPC 2034	500,000	107.35%	536,725	500,000	111.15%	555,740
Notes 5.95% JBS USA 2035	1,000,000	102.56%	1,025,600	1,000,000	105.29%	1,052,860
Notes 6.37% JBS USA 2055	750,000	99.36%	745,170	750,000	102.06%	765,428
Notes 5.50% JBS Lux 2036	1,250,000	99.15%	1,239,400	1,250,000	101.85%	1,273,175
Notes 6.25% JBS Lux 2056	1,250,000	97.06%	1,213,288	1,250,000	99.90%	1,248,738
Notes 6.38% JBS Lux 2066	1,000,000	96.70%	966,950	1,000,000	99.88%	998,780
	18,052,688		17,717,499	18,052,688		18,157,182

Risk management:

In its operational routine, the Group is exposed to various market, credit, and liquidity risks. These risks are disclosed in the financial statements as of December 31, 2025. There were no changes in the nature of these risks during the current quarterly reporting period. The following section presents the risks and operations to which the Group is exposed in the current period. Additionally, a sensitivity analysis is provided for each type of risk, showing the potential impact on Financial Results under hypothetical changes: CDI and other rates at 25% and 50%, and currency and commodity exposure at 15% and 30% in the relevant risk variables. For the probable scenario, the Company deems it appropriate to use the Value at Risk (VaR) methodology with a 99% confidence interval (CI) and a one-day horizon.

a. Interest rate risk

The Group understands that the quantitative data referring to the Group’s interest rate exposure risk on March 31, 2026 and December 31, 2025, are in accordance with the Financial and Commodity Risk Management Policy and are representative of the exposure incurred during the period. For informational purposes and in accordance with our Financial and Commodities Risk Management Policy, the notional amounts of assets and liabilities exposed to floating interest rates are presented below:

	March 31, 2026	December 31, 2025
Net exposure to the CDI/FED rate:
CRA - Agribusiness Credit Receivable Certificates	(55,076)	(54,231)
Credit note - export	(251)	(410)
Rural - Credit note - Prefixed	(124,547)	(114,282)
Related party transactions	(117,865)	(105,892)
CDB-DI (Bank certificates of deposit)	809,856	727,695
CME Margin investments	70,466	105,760
Treasury bills	92,114	75,286
Subtotal	674,697	633,926
Derivatives (CDI)	13,487	—
Derivatives (Swap)	(670,166)	(922,938)
Total	18,018	(289,012)

Net exposure to the IPCA rate:
Treasury bills	61,901	47,920
CRA - Agribusiness Credit Receivable Certificates	(2,326,633)	(2,165,193)
Related party transactions	(26,957)	(43,875)
Subtotal	(2,291,689)	(2,161,148)
Derivatives (Swap)	582,964	805,029
Total	(1,708,725)	(1,356,119)

Liabilities exposure to the SOFR rate:
Export credit note	(258,006)	(254,903)
Working Capital - USD	(14,832)	(11,691)
Total	(272,838)	(266,594)

Liabilities exposure to the Euribor rate:
Working Capital - EUR	(53,015)	(55,348)
Total	(53,015)	(55,348)

Sensitivity analysis:

			Scenario (I) VaR 99% I.C. 1 day		Scenario (II) Interest rate variation - 25%		Scenario (III) Interest rate variation - 50%
Contracts exposure	Risk	Current scenario	Rate	Effect on income	Rate	Effect on income	Rate	Effect on income
CDI	Depreciation	14.65%	14.59%	(11)	10.99%	(660)	7.33%	(1,320)
IPCA	Appreciation	3.81%	3.82%	(90)	4.76%	(16,284)	5.72%	(32,551)
SOFR	Appreciation	3.68%	3.68%	(11)	4.60%	(2,510)	5.52%	(5,020)
Euribor	Appreciation	2.87%	2.87%	(1)	3.59%	(380)	4.31%	(761)
				(113)		(19,834)		(39,652)

			March 31, 2026				December 31, 2025
Instrument	Risk factor	Maturity	Notional	Fair value (Asset) US$	Fair value (Liability) US$	Fair value	Notional	Fair value (Asset) US$	Fair value (Liability) US$	Fair value
Swap	IPCA	2027	187,456	225,294	(240,127)	(14,833)	177,815	205,191	(220,189)	(14,998)
Swap	IPCA	2031	30,977	42,756	(51,242)	(8,486)	30,309	40,605	(48,349)	(7,744)
Swap	IPCA	2032	58,021	67,009	(77,245)	(10,236)	125,573	152,936	(178,835)	(25,899)
Swap	IPCA	2034	69,934	80,386	(91,077)	(10,691)	139,033	148,563	(158,375)	(9,812)
Swap	IPCA	2037	126,003	167,519	(210,475)	(42,956)	200,113	257,734	(317,190)	(59,456)
			472,391	582,964	(670,166)	(87,202)	672,843	805,029	(922,938)	(117,909)

b. Exchange rate risk:

Below are presented the risks related to the most significant exchange rates fluctuation given the relevance of these currencies in the Group’s operations and the stress analysis scenarios and VaR to measure the total exposure as well as the cash flow risk with B3 and the Chicago Mercantile Exchange. The Group discloses these exposures considering the fluctuations of a exchange rate in particular towards the functional currency of each subsidiary.

	USD		EUR		GBP
	31.03.26	31.12.25	31.03.26	31.12.25	31.03.26	31.12.25
OPERATING
Cash and cash equivalents	1,386,050	1,976,408	94,179	102,128	17,083	36,591
Margin cash	7,475	4,747	—	—	—	—
Trade accounts receivable	1,088,048	1,173,182	257,016	310,157	93,252	96,211
Sales orders	1,616,448	1,478,630	122,399	186,577	21,276	10,037
Trade accounts payable	(289,539)	(300,958)	(159,335)	(77,245)	(14,270)	(19,671)
Purchase orders	(139,197)	(87,387)	(29,261)	(38,009)	—	—
Operating subtotal	3,669,285	4,244,622	284,998	483,608	117,341	123,168

FINANCIAL
Advances to customers	(4,093)	(3,369)	(1,888)	(1,525)	(78)	(191)
Loans and financing	(369,389)	(366,169)	(12,685)	—	—	—
Financial subtotal	(373,482)	(369,538)	(14,573)	(1,525)	(78)	(191)
Operating financial subtotal	3,295,803	3,875,084	270,425	482,083	117,263	122,977

DERIVATIVES
Future contracts	282,723	241,445	(77,804)	(79,419)	(39,819)	(40,676)
Deliverable Forwards (DF´s)	(376,456)	(278,582)	102,885	103,646	(27,632)	(26,856)
Non-Deliverable Fowards (NDF´s)	(325,947)	43,471	(16,141)	(22,951)	—	—
Total derivatives	(419,680)	6,334	8,940	1,276	(67,451)	(67,532)
NET EXPOSURE IN US$	2,876,123	3,881,418	279,365	483,359	49,812	55,445

b1. Sensitivity analysis and derivative financial instruments breakdown:

b1.1 USD - American dollars (amounts in thousands of US$):

		Current	Scenario (I) VaR 99% C.I. 1 day		Scenario (II) Interest rate variation - 15%		Scenario (III) Interest rate variation - 30%
Exposure of US$	Risk	exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Depreciation	1.00	0.98	(60,803)	0.85	(550,393)	0.70	(1,100,786)
Financial	Appreciation	1.00	1.02	(6,188)	1.15	(56,022)	1.30	(112,045)
Derivatives	Appreciation	1.00	1.02	(6,953)	1.15	(62,952)	1.30	(125,904)
				(73,944)		(669,367)		(1,338,735)

			March 31, 2026			December 31, 2025
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value
Future Contract	American dollar	Long	(7,083,806)	282,723	(1,887)	227,860	241,445	(1,814)
			March 31, 2026			December 31, 2025
Instrument	Risk factor	Nature	Notional (USD)	Notional (US$)	Fair value	Notional (USD)	Notional (US$)	Fair value
Deliverable Forwards	American dollar	Short	(376,456)	(376,456)	(13,499)	(278,582)	(278,582)	13,069
Non-Deliverable Forwards	American dollar	Short	(325,947)	(325,947)	180	43,471	43,471	(4,467)

b1.2 EUR - EURO (amounts in thousands of US$):

			Scenario (I) VaR 99% I.C. 1 day		Scenario (II) Interest rate variation - 15%		Scenario (III) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Depreciation	1.15	1.13	(4,452)	0.98	(42,750)	0.81	(85,500)
Financial	Appreciation	1.15	1.17	(228)	1.32	(2,186)	1.50	(4,372)
Derivatives	Depreciation	1.15	1.13	(140)	0.98	(1,341)	0.81	(2,682)
				(4,820)		(46,277)		(92,554)

			March 31, 2026			December 31, 2025
Instrument	Risk factor	Nature	Notional (EUR)	Notional (US$)	Fair value	Notional (EUR)	Notional (US$)	Fair value
Future Contract	Euro	Short	(4,355)	(77,804)	(964)	(6,755)	(79,419)	62

			March 31, 2026			December 31, 2025
Instrument	Risk factor	Nature	Notional (EUR)	Notional (US$)	Fair value	Notional (EUR)	Notional (US$)	Fair value
Deliverable Forwards	Euro	Long	89,325	102,885	(2,306)	88,156	103,646	(2,039)
Non-Deliverable Forwards	Euro	Short	(14,014)	(16,141)	170	(19,521)	(22,591)	(55)

b1.3 GBP - British Pound (amounts in thousands of US$):

		Current	Scenario (I) VaR 99% C.I. 1 day		Scenario (II) @ Variation - 15%		Scenario (III) @ Variation - 30%
Exposure of US$	Risk	exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Depreciation	1.32	1.30	(1,839)	1.12	(17,601)	0.92	(35,202)
Financial	Appreciation	1.32	1.34	(1)	1.52	(12)	1.71	(23)
Derivatives	Appreciation	1.32	1.34	(1,057)	1.52	(10,118)	1.71	(20,235)
				(2,897)		(27,731)		(55,460)

			March 31, 2026			December 31, 2025
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value
Future Contract	British pound	Short	(1,580)	(39,819)	(141)	(3,020)	(40,676)	72
			March 31, 2026			December 31, 2025
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value
Deliverable Forwards	British pound	Short	(20,957)	(27,632)	177	(19,939)	(26,856)	129

c. Commodity price risk

The Group operates globally (across the entire livestock protein chain and related business) and during the regular course of its operations is exposed to price fluctuations in feeder cattle, live cattle, lean hogs, corn, soybeans, and energy, especially in the North American, Australian and Brazilian markets. Commodity markets are characterized by volatility arising from external factors including climate, supply levels, transportation costs, agricultural policies and storage costs, among others. The Risk Management Department is responsible for mapping the exposures to commodity prices of the Company and proposing strategies to the Risk Management Committee, in order to mitigate such exposures.

c1. Position balance in commodities and corn contracts:

Exposure in Commodities (Live Stock) - Expressed in contract quantity	March 31, 2026	December 31, 2025
OPERATING
Firm contracts	28,006	31,200
Subtotal	28,006	31,200
DERIVATIVES
Future contracts	(2,410)	7,348
Deliverable Forwards	(35,752)	(41,942)
Subtotal	(38,162)	(34,594)
NET EXPOSURE	(10,156)	(3,394)

Sensitivity analysis as of March 31, 2026:

		Scenario (I) VaR 99% I.C. 1 dia			Scenario (II) Variation - 15%		Scenario (III) Variation - 30%
Exposure	Risk	Current price	Price	Effect on income	Price	Effect on income	Price	Effect on income
Operating	Depreciation	35	34	(19,466)	30	(291,993)	24	(583,986)
Derivatives	Appreciation	26	26	(18,841)	29	(282,619)	33	(565,237)
				(38,307)		(574,612)		(1,149,223)

Derivatives financial instruments breakdown:

			March 31, 2026		December 31, 2025
Instrument	Risk factor	Nature	Quantity	Fair value	Quantity	Fair value
Future Contracts	Commodities	Short	(2,410)	380	7,348	(346)
Deliverable Forwards	Commodities	Short	(35,752)	(57,987)	(41,942)	(93,782)
Exposure in Commodities (Grains and others) - Expressed in contract quantity	March 31, 2026	December 31, 2025
Purchase orders	13,114	5,403
Subtotal	13,114	5,403
DERIVATIVES
Future B3	26,531	17,515
Future CME	150	155
Deliverable Forwards	22,740	32,783
Non Deliverable Forwards	3,150,000	—
Subtotal	3,199,421	50,453
NET EXPOSURE	3,212,535	55,856

Sensitivity analysis as of March 31, 2026:

		Scenario (I) VaR 99% I.C. 1 dia			Scenario (II) Variation - 15%		Scenario (III) Variation - 30%
Exposure	Risk	Current price	Price	Effect on income	Price	Effect on income	Price	Effect on income
Operating	Depreciation	5	5	(59)	4	(891)	4	(1,782)
Derivatives	Depreciation	1	1	(2,885)	1	(43,273)	1	(86,547)
				(2,944)		(44,164)		(88,328)

Derivatives financial instruments breakdown:

			March 31, 2026		December 31, 2025
Instrument	Risk factor	Nature	Quantity	Fair value	Quantity	Fair value
Future Contracts	Commodities (grains and others)	Long	26,531	221	17,515	(170)
Deliverable Forwards	Commodities (grains and others)	Long	22,740	(6,893)	32,783	46,621
Future CME	Commodities (grains and others)	Long	150	(336)	155	(45)
Non Deliverable Forwards	Commodities (grains and others)	Long	3,150,000	1,252	—	—

c2. Hedge accounting:

The indirect subsidiary Seara Alimentos Ltda. applies hedge accounting for gain purchase, aiming at bringing stability to the subsidiary’s results. The designation of these instruments is based on the guidelines outlined in the Financial and Commodity Risk Management Policy defined by the Risk Management Committee and approved by the Board of Directors.

Financial instruments designated for hedge accounting were classified as cash flow hedge. The effective amount of the instrument’s gain or loss is recognized under “Other comprehensive income (expense)” and the ineffective amount under “Financial income (expense), net”, and the accumulated gains and losses are reclassified to profit and loss or to the balance sheet when the object is recognized, adjusting the item in which the hedged object was recorded.

In these hedge relationships, the main sources of ineffectiveness are the effect of the counterparties and the Group own credit risk on the fair value of the forward foreign exchange contracts, which is not reflected in the change in the fair value of the hedged cash flows attributable to the change in exchange rates; changes in commodities price and changes in the timing of the hedged transactions.

The indirect subsidiary Seara Alimentos Ltda. also designates derivatives to hedge the fair value of debt instruments with floating interest rates through swaps of fixed interest rates, measured in accordance with fair value hedge accounting.

c2.1. Effects of hedge instruments on the financial information:

Below is shown the effects on income for the period, on other comprehensive income and on the balance sheet of derivative financial instruments contracted for hedging exchange rates, commodity prices and interest rates (cash flow and fair value hedges):

Statements of Income:	March 31, 2026	March 31, 2025
Cost of sales before hedge accounting adoption	(2,042,810)	(1,696,193)
Derivatives operating income (loss)	(823)	(363)
Commodities	(823)	(363)
Cost of sales with hedge accounting	(2,043,633)	(1,696,556)

Financial income (expense), net excluding derivatives	(15,276)	45325
Derivatives financial income (expense), net	(33,627)	(63)
Currency	(15,620)	—
Commodities	(18,007)	(63)
Financial income (expense), net	(48,903)	45,262

Below are the effects on other comprehensive income (expense), after the adoption of hedge accounting:

Statements of other comprehensive income (expense):	March 31, 2026	March 31, 2025
Financial instruments designated as hedge accounting:	(568)	599
Commodities	(568)	599
Other comprehensive income (expense)	(1,131)	275

Cash Flow hedge changes	January 1, 2026	OCI	March 31, 2026
Hedge accounting operations	1,479	(1,131)	348
(-) Income tax	(502)	385	(117)
Total of other comprehensive income (expense)	977	(746)	231

Below are the effects on balance sheet, after the adoption of hedge accounting:

Statements of financial position:	March 31, 2026	December 31, 2025
Derivatives (liabilities)/assets	(159)	(15)
Derivatives instruments designated as hedge accounting:
Commodities	(159)	(15)
Derivatives (liabilities)/assets	(3,412)	(6,568)
Derivatives instruments not designated as hedge accounting:
Exchange	(3,412)	(6,568)
Other comprehensive expenses	(568)	(1,644)
Commodities	(568)	(1,644)
Inventories	(735)	165
Commodities	(735)	165
	March 31, 2026	December 31, 2025
Liabilities:
Designated as hedge accounting	159	15
Commodities	159	15
Not designated as hedge accounting	3,412	6,568
Currency	3,412	6,568
Current liabilities	3,571	6,583

d. Liquidity risk

The table below shows the contractual obligation amounts from financial liabilities of the Company according to their maturities:

	March 31, 2026					December 31, 2025
	Less than 1 year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total	Less than 1 year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
Trade accounts payable and supply chain finance	6,609,845	—	—	—	6,609,845	7,332,559	—	—	—	7,332,559
Loans and financing	840,120	352,458	2,173,708	17,998,688	21,364,974	833,085	249,115	794,458	19,213,910	21,090,568
Estimated interest on loans and financing (1)	1,201,987	1,401,488	3,263,639	15,158,424	21,025,538	1,265,226	2,425,415	2,377,113	15,237,492	21,305,246
Derivatives liabilities	126,672	87,353	—	—	214,025	156,405	114,376	—	—	270,781
Payments of leases	365,383	508,310	532,141	701,933	2,107,767	354,887	520,701	351,036	861,409	2,088,033
Commodities forward purchase contracts	194,137	16,489,998	13,072,512	3,589,436	33,346,083	140,956	13,912,887	11,252,506	2,614,618	27,920,967

(1)	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates on March 31, 2026 and December 31, 2025. Payments in foreign currencies are estimated using the March 31, 2026 and December 31, 2025 exchange rates.

The Group has future commitment for purchase of grains and cattle whose balances as of March 31, 2026 in the amount of US$33.3 billion (US$27.9 billion on December 31, 2025).

The Group has securities pledged as collateral for derivative transactions with the commodities and futures whose balance as of March 31, 2026 is in the amount of US$158,815 (US$159,562 on December 31, 2025). This guarantee is larger than its collateral.

The interest payments on variable interest rate loans and bond issues in the table above reflect market forward interest rates at the reporting date and these amounts may change as market interest rates change. The future cash flows on derivative instruments may be different from the amount in the above table as interest rates and exchange rates or the relevant conditions underlying the contingency change. Except for these financial liabilities, it is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

e.	Risks linked to climate change and the sustainability strategy

During the three-month period ended March 31, 2026, the Group conducted a climate risk assessment to identify and evaluate potential climate-related impacts, risks, and opportunities across its operations and value chain. This process resulted in a prioritized list of climate-related risks and opportunities based on the Group’s financial materiality assessment, performed by an independent third party in accordance with the Group’s established criteria and thresholds.

The assessment considered both the likelihood of occurrence and the magnitude of potential financial impacts, based on qualitative and quantitative factors, informed judgment and underlying assumptions.

For the three-month period ended March 31, 2026, the Management considered the data and assumptions highlighted below as the main risks:

(i) Risk of increased regulation on energy:

●	Regulatory pressures, inflation and energy scarcity increasing electricity and fuel costs.

(ii) Risk of extreme weather events:

●	Climate-related volatility in agricultural commodity availability, quality and pricing.

(iii) Risk of failure to adapt to physical effects of climate change:

●	Climate-related disruptions affecting supply chain infrastructure and operational infrastructure.